TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2015
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Changes in Allowance For Doubtful Accounts
Movements in the provision for doubtful accounts in the three years ended December 31, 2015 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2012	12,081
Additions charged to income	226
Deductions credited to income	(2,990)
Balance at December 31, 2013	9,317
Deductions credited to income	(1,883)
Balance at December 31, 2014	7,434
Additions charged to income	512
Balance at December 31, 2015	7,946